Share-based Payments - Summary of Number and Movements in Deferred Bonus Share Plan (Detail) - Deferred bonus share plan [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding at beginning of the year	163,000	62,180
Awarded during the year		100,820	62,180
Granted during the year	0	0	0
Number of options outstanding at December 31	163,000	163,000	62,180
Exercisable at December 31	0	0	0